Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	NEW YORK COMMUNITY BANCORP, INC.
Entity Central Index Key	0000910073
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1377322
Entity Address, City or Town	Hicksville,
Entity Address, Postal Zip Code	11801
City Area Code	516
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	1-31565
Entity Address, Address Line One	102 Duffy Avenue,
Entity Address, State or Province	NY
Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	NYCB
Bifurcated Option Note Unit Securities [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Bifurcated Option Note Unit Securities SM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Title of 12(b) Security	Bifurcated Option Note Unit Securities SM
Trading Symbol	NYCB PU
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE
Title of 12(b) Security	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA